SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSE (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued accounting and legal	$ 1,608	$ 1,277	$ 646
Accrued reimbursements and travel	9	9	33
Accrued consulting	682	804	546
Accrued research and development expenses	812	802	625
Accrued marketing	334	333	256
Accrued office and other	704	290	220
Accrued payroll	672	601	513
Accrued settlement related to arbitration			13
Accounts payable and accrued expenses	$ 4,821	$ 4,116	$ 2,852